Property and Equipment, net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,970	$ 2,796
Less: accumulated depreciation	1,134	1,036
Property and equipment, net	1,836	1,760
Land
Property, Plant and Equipment [Line Items]
Property and equipment	669	645
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	713	686
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	1,490	1,383
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 98	$ 82